Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock [Abstract]
Schedule of Reserved Shares of Common Stock

The Company had reserved shares of common stock for issuance in connection with the following, as of the below periods:

	As of June 30, 2026	As of December 31, 2025
Conversion of Series Seed-1	1,536,006	1,536,006
Conversion of Series Seed-2	1,099,412	1,099,412
Conversion of Series A-1	1,059,058	1,059,058
Conversion of Series A	2,652,734	2,652,734
Conversion of Series SA-2	1,745,625	1,745,625
Conversion of Series A-2	3,184,572	3,184,572
Conversion of Series X	779,240	769,114
Exercise of stock options	3,256,084	3,307,849
Common stock reserved for issuance	15,312,731	15,354,370

The Company had reserved shares of common stock for issuance in connection with the following, as of the below periods:

	As of December 31,
	2025	2024
Conversion of Series Seed-1	1,536,006	1,536,006
Conversion of Series Seed-2	1,099,412	1,099,412
Conversion of Series A-1	1,059,058	1,059,058
Conversion of Series A	2,652,734	2,652,734
Conversion of Series SA-2	1,745,625	1,745,625
Conversion of Series A-2	3,184,572	1,773,460
Conversion of Series X	769,114	—
Exercise of stock options authorized	3,307,849	1,617,266
Common stock reserved for issuance	15,354,370	11,483,561